THE WESTPORT FUNDS

                       SUPPLEMENT DATED SEPTEMBER 1, 2006

                         TO PROSPECTUS DATED MAY 1, 2006



The Westport Select Cap Fund Class I Shares re-opened to new investors on September 1, 2006 while The Westport Select Cap Fund Class R Shares remain closed to new investors. The initial investment minimum for the Fund's Class I Shares continues to be $250,000. The disclosures on pages 20 and 21 of the Prospectus continue to apply to the Fund's Class R Shares.

                Please keep this supplement for future reference.